SHARE CAPITAL (Details Narrative)									1 Months Ended	12 Months Ended
	Jul. 21, 2025 CAD ($) shares	Jun. 12, 2025 CAD ($) shares	May 05, 2025 CAD ($) shares	Nov. 19, 2024 CAD ($) shares	Aug. 21, 2024 CAD ($) shares	Aug. 07, 2024 $ / shares	Apr. 29, 2024 CAD ($) shares	Feb. 26, 2024 CAD ($) shares	Jun. 30, 2023 CAD ($)	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2025 $ / shares	Mar. 27, 2024 $ / shares	Mar. 26, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares	$ 34,279,276	$ 18,758,889	$ 4,973,404	$ 5,272,234	$ 2,720,050		$ 4,882,168	$ 4,877,475
Issuance cost	4,100,807	2,258,143	829,316	755,397	343,676		779,615			$ 5,103,204	$ 1,123,417
Net proceeds from issue of ordinary shares	30,178,469	16,500,747	$ 4,144,088	$ 4,516,837	2,376,374		4,102,553	4,124,977
Number of warrants convertible to shares | shares			100,000
Share issue costs										5,131,132	2,656,180
Other income loss							624,755	441,166		$ (296,105)	$ (1,407,809)
Number of options, granted										0	0
Adjustments for share based payments										$ 1,388,956	$ 1,182,618
Exercise price, description						On August 7, 2024, the exercise price of the April 29, 2024 warrants were amended to CAD $0.2250 or CAD $5.625 on a post share consolidation basis.
Warrant,description				warrants were amended to CAD$3.3086 from CAD$5.625 and CAD$5.6925 respectively.
Weighted average remaining contractual life of warrants										4 years 6 months	4 years 6 months
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares			100,000
Proceeds from issue of ordinary shares		676,418	$ 427,407	$ 4,942,719	2,559,974		4,422,815	2,859,509
Prefunded warrants [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of ordinary shares				1,977,088	591,265		1,248,343	431,084
Warrant exercise price | $ / shares												$ 4.4025	$ 0.1761	$ 0.36
October warrants [member]
IfrsStatementLineItems [Line Items]
New exercise price of warrants | $ / shares						$ 5.6925
Broker warrants [member]
IfrsStatementLineItems [Line Items]
Issuance cost	$ 1,429,172	632,798	163,757	$ 181,758	$ 100,651		$ 154,860	$ 72,186
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares				1,200,000	320,000		258,000	88,000
Proceeds from issue of ordinary shares		$ 18,082,472	$ 4,545,997	$ 329,515	$ 160,076		$ 396,137	$ 2,017,966
Issuance cost								$ 752,498
Common stock 1 [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares	4,672,895	5,500,000	1,715,000	400,000	346,667		282,541	448,000
Number of shares exercise | shares	11,712,347										1,991,668
Share issue costs									$ 140,000
Overallotment shares [member]
IfrsStatementLineItems [Line Items]
Number of stock issued | shares			100,000
Issuance cost			$ 28,030
Net proceeds from issue of ordinary shares			265,970
Shares issued for financing cost			$ 294,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance cost										$ 7,328,931	$ 1,632,871
Shares returned to treasury shares | shares										(36,000)	(36,000)
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of stock issued for restrcited share units | shares										216,738	25,353
Share based payment expense										$ 1,385,510	$ 1,121,815
Stock options [member]
IfrsStatementLineItems [Line Items]
Adjustments for share based payments										$ 3,447	$ 60,803
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of accelerated forfeited shares | shares										9,175	16,332